Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Trade And Other Receivables
Trade and Other Receivables
19	TRADE AND OTHER RECEIVABLES

	As at
	March 31, 2019	March 31, 2018
Trade accounts receivables at fair value(*)
Trade accounts receivables	$156,026	—
Credit impairment (loss)	(26,133)	—
Fair Value gain/(loss)	(4,664)	—
Trade accounts receivables net	125,229	—

Trade accounts receivables at amortised cost
Trade accounts receivables	$86,331	$235,191
Credit impairment (loss)	(15,202)	(10,193)
Trade accounts receivables net	71,129	224,998

Total Trade accounts receivables	$196,358	$224,998

Balance with statutory authorities	7,672	5,759
Accrued interest	2,188	843
Advance to content vendor	3,462	10,761
Derivative asset	—	282
Prepaid charges	1,790	2,700
Unbilled revenues	1,717	5,592
Other receivables	2,023	3,288
Trade and other receivables	$215,210	$254,223

Current	205,145	245,079
Non-current	10,065	9,144
	$215,210	$254,223

(*) Business model is achieved both by collecting contractual cash flows and de-recognition of financial assets arising on assignment and novation transaction.

The age of account receivables net of credit of credit impairment loss are past due but not impaired were as follows:

	As at
	March 31, 2019	March 31, 2018
Not more than three months	$44,687	$40,249
More than three months but not more than six months	15,948	21,102
More than six months but not more than one year	15,310	15,813
More than one year	8,796	37,752
	$84,741	$114,916

Trade and other receivables with a net carrying amount of $83,991 (2018: $92,728) have been pledged against secured borrowings (Refer Note 23).

The movement in the allowances for expected credit losses is as follows:

	Year ended
	March 31, 2019
	Trade Receivables	Other Receivables	Total Receivables
Balance at the beginning of the period	$10,193	$—	$10,193
Impact of adoption of IFRS 9	18,050	447	18,497
Balance as on April 1, 2018	28,243	447	28,690
Charged to operations**	60,208	7,284	67,492
Unwinding of expected credit loss (included in finance income)***	(13,227)	—	(13,227)
Reversal of expected credit loss (included in other gains/(losses))	(20,698)	—	(20,698)
Translation adjustment	(160)	—	(160)
Bad debts	(13,031)	(7,284)	(20,315)
Balance at the end of the period	$41,335	$447	$41,782

**of the above, the incremental impact on account of adoption of IFRS 15 and IFRS 9 is $24,273 and $10,673 respectively, in addition to $10,194 and $22,352 reported under earlier adopted standards i.e. IAS 18 and IAS 39 respectively.

*** of the above, the incremental impact on account of adoption of IFRS 9 is $2,209, in addition to $11,018 reported under earlier adopted standard i.e. IAS 39.

The movement in the allowances for expected credit losses is as follows:

	Year ended
	March 31, 2018
	Trade Receivables	Other Receivables	Total Receivables
Balance at the beginning of the period	$163	$—	$163
Charged to operations	13,734	—	13,734
Unwinding of expected credit loss (included in finance income)	(932)	—	(932)
Bad debts	(2,772)	—	(2,772)
Balance at the end of the period	$10,193	$—	$10,193